NMY
Nuveen Maryland Quality Municipal Income Fund
Portfolio of Investments    August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.8% (100.0% of Total Investments)
	MUNICIPAL BONDS – 158.8% (100.0% of Total Investments)
	Consumer Discretionary – 3.4% (2.1% of Total Investments)
$9,215	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	BBB-	$10,660,281
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	9/19 at 100.00	N/R	1,267,500
11,215	Total Consumer Discretionary			11,927,781
	Consumer Staples – 5.7% (3.6% of Total Investments)
595	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.875%, 6/01/47	9/19 at 100.00	B-	597,981
3,270	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2002, 5.500%, 5/15/39	9/19 at 100.00	Ba1	3,325,917
13,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	9/19 at 19.33	N/R	2,378,610
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A:
1,945	5.250%, 6/01/32	9/19 at 100.00	N/R	1,945,058
2,915	5.625%, 6/01/47	9/19 at 100.00	N/R	2,914,971
1,815	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series 2016A-1, 5.625%, 6/01/35	No Opt. Call	BBB	1,975,047
100	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	9/19 at 100.00	B3	100,127
2,000	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 5.000%, 6/01/37	9/19 at 100.00	BB+	2,008,500
1,405	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	1,613,783
450	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	9/19 at 100.00	A3	450,909
2,850	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/45	6/27 at 100.00	B+	2,827,741
30,345	Total Consumer Staples			20,138,644
	Education and Civic Organizations – 9.7% (6.1% of Total Investments)
	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary's University Inc, Series 2017A:
1,500	5.000%, 9/01/37, 144A	9/27 at 100.00	BB+	1,717,455
3,250	5.000%, 9/01/45, 144A	9/27 at 100.00	BB+	3,664,537

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$700	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2012A, 5.000%, 7/01/34	7/22 at 100.00	A-	$760,669
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2017A:
1,100	5.000%, 7/01/37	7/27 at 100.00	A-	1,311,915
1,200	5.000%, 7/01/44	7/27 at 100.00	A-	1,414,344
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
265	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	283,743
500	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	530,895
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2012A:
1,145	5.000%, 7/01/30	7/22 at 100.00	AA+	1,264,240
1,050	5.000%, 7/01/37	7/22 at 100.00	AA+	1,155,032
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins University, Series 2013B:
500	5.000%, 7/01/38	7/23 at 100.00	AA+	563,390
4,375	4.250%, 7/01/41	7/23 at 100.00	AA+	4,771,112
1,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2012A, 5.000%, 10/01/39	10/22 at 100.00	A	1,367,225
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Loyola University Maryland, Series 2014:
1,000	4.000%, 10/01/45	10/24 at 100.00	A	1,075,690
1,250	5.000%, 10/01/45	10/24 at 100.00	A	1,441,425
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2012:
1,500	5.000%, 6/01/34	6/22 at 100.00	Baa1	1,632,825
3,000	5.000%, 6/01/47	6/22 at 100.00	Baa1	3,235,740
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2016:
175	5.000%, 6/01/36	6/26 at 100.00	Baa1	207,354
2,500	4.000%, 6/01/42	6/26 at 100.00	Baa1	2,737,550
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2017:
525	5.000%, 6/01/35	6/26 at 100.00	Baa1	623,427
1,000	5.000%, 6/01/42	6/26 at 100.00	Baa1	1,171,690
745	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	9/19 at 100.00	BB	745,127
625	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Refunding Series 2012, 5.000%, 7/01/29	7/22 at 100.00	A+	685,513
2,115	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – NPFG Insured	No Opt. Call	A+	2,196,026
31,270	Total Education and Civic Organizations			34,556,924

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Energy – 1.3% (0.8% of Total Investments)
$4,560	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc., Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	9/20 at 100.00	BB-	$4,693,973
	Financials – 0.6% (0.4% of Total Investments)
	Puerto Rico Urgent Interest Fund Corp (COFINA), National Custodial Taxable Trust Unit, Series 2007A Sr. Bond:
232	0.000%, 8/01/41 (5)	No Opt. Call	N/R	31,918
2,705	0.000%, 8/01/41 (5)	No Opt. Call	N/R	1,967,850
2,937	Total Financials			1,999,768
	Health Care – 36.9% (23.2% of Total Investments)
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
990	4.000%, 7/01/32	7/25 at 100.00	BBB+	1,084,030
2,470	4.250%, 7/01/35	7/25 at 100.00	BBB+	2,720,458
1,740	5.000%, 7/01/45	7/25 at 100.00	BBB+	1,987,393
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B:
250	5.000%, 7/01/34	7/27 at 100.00	Baa3	292,143
4,820	5.000%, 7/01/38	7/27 at 100.00	Baa3	5,552,785
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
90	5.000%, 7/01/36	7/26 at 100.00	BBB	105,002
1,450	5.000%, 7/01/38	7/26 at 100.00	BBB	1,680,971
585	4.000%, 7/01/42	7/26 at 100.00	BBB	627,073
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A:
1,350	6.250%, 1/01/31	1/22 at 100.00	Baa3	1,498,460
375	6.125%, 1/01/36	1/22 at 100.00	Baa3	412,444
3,270	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46	1/27 at 100.00	Baa3	3,886,231
1,355	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health System Issue, Series 2012, 5.000%, 7/01/24	7/22 at 100.00	A	1,496,909
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Health System Issue, Refunding Series 2013, 5.000%, 7/01/38	7/23 at 100.00	AA-	2,207,300
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll Hospital Center, Series 2012A:
1,000	4.000%, 7/01/30	7/22 at 100.00	A1	1,069,240
1,775	5.000%, 7/01/37	7/22 at 100.00	A1	1,922,715
4,335	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital Issue, Series 2012A, 4.250%, 7/01/32	7/22 at 100.00	A-	4,561,114
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%, 5/15/40	5/25 at 100.00	Aa2	2,736,625

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2011A:
$500	5.000%, 5/15/25	5/21 at 100.00	Aa2	$534,110
500	5.000%, 5/15/26	5/21 at 100.00	Aa2	534,375
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2016, 5.000%, 7/01/47	7/26 at 100.00	A+	2,335,300
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health Issue, Series 2017:
1,000	5.000%, 7/01/33	7/27 at 100.00	A+	1,220,970
500	4.000%, 7/01/42	7/27 at 100.00	A+	556,630
1,000	5.000%, 7/01/44	7/27 at 100.00	A+	1,188,010
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,500	4.000%, 7/01/35	7/25 at 100.00	A+	1,642,935
1,125	5.000%, 7/01/40	7/25 at 100.00	A+	1,298,588
2,975	4.125%, 7/01/47	7/25 at 100.00	A+	3,215,588
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38	2/25 at 100.00	A	2,880,375
6,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	A	7,169,220
2,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 5.000%, 7/01/31	7/22 at 100.00	BBB	3,087,034
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015:
1,000	5.000%, 7/01/39	7/24 at 100.00	A	1,143,080
5,500	5.000%, 7/01/45	7/24 at 100.00	A	6,260,155
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2017MD:
1,000	5.000%, 12/01/46	6/27 at 100.00	AA-	1,203,020
3,260	5.000%, 12/01/46 (UB) (6)	6/27 at 100.00	AA-	3,921,845
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A:
4,665	4.000%, 7/01/43	7/22 at 100.00	A	4,870,493
11,500	5.000%, 7/01/43	7/22 at 100.00	A	12,450,360
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2015, 5.000%, 7/01/35	7/25 at 100.00	A	1,165,640
5,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/39	7/27 at 100.00	A	6,582,400
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48	1/28 at 100.00	A	2,204,180
12,250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34	7/24 at 100.00	BBB	13,978,597

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$8,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MD, 5.000%, 12/01/40	12/21 at 100.00	AA-	$8,616,080
	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015:
6,000	4.000%, 12/01/44	6/25 at 100.00	AA-	6,518,040
2,000	5.000%, 12/01/44 (UB) (6)	6/25 at 100.00	AA-	2,323,680
116,480	Total Health Care			130,741,598
	Housing/Multifamily – 8.5% (5.3% of Total Investments)
1,920	Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%, 1/01/28 (Mandatory Put 1/01/27)	1/22 at 102.00	AA+	1,979,078
	Howard County Housing Commission, Maryland, Revenue Bonds, Columbia Commons Apartments, Series 2014A:
1,500	4.000%, 6/01/34	6/24 at 100.00	A+	1,606,875
1,550	5.000%, 6/01/44	6/24 at 100.00	A+	1,719,756
1,860	Howard County Housing Commission, Maryland, Revenue Bonds, Gateway Village Apartments, Series 2016, 4.000%, 6/01/46	6/26 at 100.00	A+	2,003,201
	Howard County Housing Commission, Maryland, Revenue Bonds, The Verona at Oakland Mills Project, Series 2013:
3,000	5.000%, 10/01/28	10/23 at 100.00	A+	3,387,450
2,000	4.625%, 10/01/28	10/23 at 100.00	A+	2,222,220
1,000	Howard County Housing Commission, Maryland, Revenue Bonds, Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42	12/27 at 100.00	A+	1,185,680
1,195	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2014D, 3.900%, 7/01/40	1/24 at 100.00	AA+	1,256,351
680	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2017C, 3.550%, 7/01/42	1/27 at 100.00	AA+	718,944
1,000	Maryland Community Development Administration, Department of Housing and Community Development, Multifamily Development Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%, 12/15/31	12/24 at 100.00	Aaa	1,060,400
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
1,100	5.000%, 7/01/36	7/27 at 100.00	BBB	1,297,527
470	5.000%, 7/01/37	7/21 at 100.00	BBB	495,516
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Salisbury University Project, Refunding Series 2013:
500	5.000%, 6/01/27	6/23 at 100.00	Baa3	544,130
500	5.000%, 6/01/34	6/23 at 100.00	Baa3	536,760
1,510	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/33	7/22 at 100.00	BBB-	1,611,789
495	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, 5.000%, 7/01/39	7/25 at 100.00	BBB-	546,604

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
$1,160	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, Baltimore County Project, Refunding Series 2016, 3.600%, 7/01/35 – AGM Insured	9/19 at 100.00	AA	$1,160,998
	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016:
875	5.000%, 6/01/30 – AGM Insured	6/26 at 100.00	AA	1,067,447
240	5.000%, 6/01/31 – AGM Insured	6/26 at 100.00	AA	291,730
2,405	5.000%, 6/01/35 – AGM Insured	6/26 at 100.00	AA	2,884,413
780	5.000%, 6/01/43 – AGM Insured	6/26 at 100.00	AA	924,417
1,500	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development Bonds, Series 2014A, 3.875%, 7/01/39	7/24 at 100.00	Aaa	1,588,020
27,240	Total Housing/Multifamily			30,089,306
	Housing/Single Family – 6.6% (4.2% of Total Investments)
2,000	Maryland Community Development Administration Department of Housing and Community Development, Housing Revenue Bonds, Series 2019D, 3.350%, 7/01/49	7/29 at 100.00	AA+	2,072,200
2,385	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2011B, 3.250%, 3/01/36	3/26 at 100.00	Aa2	2,509,092
2,365	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014A, 4.300%, 9/01/32	9/23 at 100.00	Aa2	2,560,704
	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2014C:
3,000	3.400%, 3/01/31	3/24 at 100.00	Aa2	3,155,130
1,165	3.750%, 3/01/39	3/24 at 100.00	Aa2	1,221,829
1,500	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2015A, 3.800%, 9/01/35	9/25 at 100.00	Aa2	1,611,180
4,900	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2018A, 4.100%, 9/01/38 (UB) (6)	9/27 at 100.00	Aa2	5,417,538
1,865	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa2	2,026,192
1,280	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019B, 3.350%, 9/01/42	9/28 at 100.00	Aa2	1,340,070
1,410	Montgomery County Housing Opportunities Commission, Maryland, Single Family Mortgage Revenue Bonds, Series 2017A, 3.650%, 7/01/37	7/26 at 100.00	Aa2	1,510,603
21,870	Total Housing/Single Family			23,424,538
	Long-Term Care – 8.6% (5.4% of Total Investments)
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
2,220	5.000%, 1/01/37	1/26 at 100.00	A	2,607,523
1,000	3.625%, 1/01/37	1/26 at 100.00	A	1,068,830
2,050	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Homes Inc, Series 2009B, 6.000%, 1/01/23	1/20 at 100.00	BBB	2,080,627

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)
$3,000	Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury Methodist Obligated Group Project, Refunding Series 2018A, 5.000%, 1/01/36	1/24 at 104.00	BBB	$3,438,360
1,290	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2016, 5.000%, 4/01/46	4/27 at 100.00	N/R	1,398,979
1,710	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Refunding Series 2017, 5.000%, 4/01/36	4/27 at 100.00	N/R	1,887,720
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2016A:
2,125	5.000%, 1/01/36	7/26 at 100.00	A	2,544,135
4,090	5.000%, 1/01/45	7/26 at 100.00	A	4,813,930
2,480	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge Retirement Community, Series 2007, 4.750%, 7/01/34	9/19 at 100.00	A	2,483,596
1,050	Prince George's County, Maryland, Revenue Bonds, Collington Episcopal Life Care Community Inc, Series 2017, 5.250%, 4/01/37	4/27 at 100.00	N/R	1,159,547
1,340	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017, 5.000%, 11/01/35	11/24 at 103.00	BB	1,526,635
795	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Refunding Series 2017A-2, 5.000%, 11/01/31	11/24 at 103.00	BB	911,579
1,000	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37	11/24 at 103.00	BB	1,135,100
	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B:
500	5.000%, 11/01/42	11/24 at 103.00	BB	561,850
1,000	5.000%, 11/01/47	11/24 at 103.00	BB	1,120,100
	Washington County Commissioners, Maryland, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2019B:
1,000	5.000%, 1/01/29	No Opt. Call	BBB+	1,234,720
500	5.000%, 1/01/32	1/29 at 100.00	BBB+	608,385
27,150	Total Long-Term Care			30,581,616
	Tax Obligation/General – 13.8% (8.7% of Total Investments)
1,500	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Refunding Series 2017D, 5.000%, 2/15/23	No Opt. Call	AAA	1,700,085
5,240	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2005, 0.000%, 8/01/30 – AGM Insured	No Opt. Call	AA	4,270,757
3,645	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2017A, 5.000%, 3/15/23	No Opt. Call	AAA	4,142,725
4,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2014C-2, 5.000%, 8/01/21	No Opt. Call	AAA	4,297,720
1,500	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2017A, 5.000%, 11/01/22	No Opt. Call	AAA	1,683,645
3,510	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2017C, 5.000%, 10/01/21	No Opt. Call	AAA	3,794,415

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$4,930	Patterson Joint Unified School District, Stanislaus County, California, General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42 – AGM Insured	No Opt. Call	AA	$2,639,966
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2014A:
3,000	4.000%, 9/01/30	9/24 at 100.00	AAA	3,387,150
3,000	4.000%, 9/01/31	9/24 at 100.00	AAA	3,377,850
14,985	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 – AGM Insured	No Opt. Call	AA	7,976,965
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Second Series 2016:
1,000	5.000%, 6/01/27	6/26 at 100.00	AAA	1,251,800
2,000	5.000%, 6/01/35	6/26 at 100.00	AAA	2,445,500
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2017, 5.000%, 6/15/25	No Opt. Call	AAA	3,051,500
2,500	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2018, 4.000%, 6/01/39	6/28 at 100.00	AAA	2,877,350
7,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/50	8/25 at 35.55	Aaa	2,115,890
60,310	Total Tax Obligation/General			49,013,318
	Tax Obligation/Limited – 31.2% (19.6% of Total Investments)
1,000	Anne Arundel County, Maryland, General Obligation Bonds, Consolidated General Improvement, Series 2019, 5.000%, 10/01/44	10/29 at 100.00	AAA	1,278,940
1,200	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages of Dorchester & Farmington Village Projects, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	AA	1,353,096
1,450	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,552,544
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
525	5.000%, 6/15/30	6/24 at 100.00	BBB+	600,983
425	5.000%, 6/15/33	6/24 at 100.00	BBB+	481,372
	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A:
1,270	4.500%, 9/01/33	9/27 at 100.00	N/R	1,380,007
240	5.000%, 9/01/38	9/27 at 100.00	N/R	267,029
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
1,895	5.000%, 6/01/36	6/26 at 100.00	N/R	2,031,345
250	5.125%, 6/01/43	6/26 at 100.00	N/R	268,908

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Frederick County, Maryland, Lake Linganore Village Community Development Special Obligation Bonds, Series 2001A:
$21	5.600%, 7/01/20 – RAAI Insured	9/19 at 100.00	AA	$21,071
450	5.700%, 7/01/29 – RAAI Insured	9/19 at 100.00	AA	453,254
	Fredrick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Series 2010A:
5,340	5.000%, 7/01/30	7/20 at 100.00	A-	5,526,366
2,350	5.000%, 7/01/40	7/20 at 100.00	A-	2,418,808
2,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/34	11/25 at 100.00	BB	2,262,020
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
500	5.000%, 1/01/31	1/22 at 100.00	BB	528,705
1,000	5.250%, 1/01/36	1/22 at 100.00	BB	1,060,910
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/23	No Opt. Call	BB	1,116,970
2,275	5.000%, 12/01/32	12/26 at 100.00	BB	2,630,878
1,000	5.000%, 12/01/33	12/26 at 100.00	BB	1,154,000
1,000	5.000%, 12/01/36	12/26 at 100.00	BB	1,145,390
1,175	5.000%, 12/01/46	12/26 at 100.00	BB	1,325,259
1,420	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014, 6.100%, 2/15/44	2/24 at 100.00	N/R	1,484,425
	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A:
1,500	4.125%, 2/15/34, 144A	2/26 at 100.00	N/R	1,596,420
1,550	4.375%, 2/15/39, 144A	2/26 at 100.00	N/R	1,655,322
850	4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	905,233
1,260	Huntington Beach Union High School District, Orange County, California, Certificates of Participation, Capital Project, Series 2007, 0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	849,316
	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016:
2,125	5.000%, 7/01/31	7/25 at 100.00	N/R	2,263,869
1,640	5.000%, 7/01/34	7/25 at 100.00	N/R	1,734,858
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
585	4.375%, 7/01/36	1/27 at 100.00	N/R	619,351
355	4.500%, 7/01/44	1/27 at 100.00	N/R	375,629
	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016:
4,395	5.000%, 5/01/33	5/26 at 100.00	AA	5,339,178
3,650	5.000%, 5/01/35	5/26 at 100.00	AA	4,413,215
5,100	5.000%, 5/01/46 (UB) (6)	5/26 at 100.00	AA	6,053,088

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A:
$2,000	5.000%, 5/01/35	5/28 at 100.00	AA	$2,498,500
2,000	5.000%, 5/01/36 (UB) (6)	5/28 at 100.00	AA	2,491,640
6,250	5.000%, 5/01/42 (UB) (6)	5/28 at 100.00	AA	7,667,250
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A, 0.000%, 12/15/32	No Opt. Call	A-	1,386,920
320	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	344,230
4,500	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/43 (UB) (6)	10/28 at 100.00	AA+	5,588,730
5,711	Prince George's County, Maryland, Special Obligation Bonds, National Harbor Project, Series 2005, 5.200%, 7/01/34	9/19 at 100.00	N/R	5,733,159
	Prince George's County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018:
1,300	5.125%, 7/01/39, 144A	7/28 at 100.00	N/R	1,455,519
2,200	5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	2,461,382
2,214	Prince George's County, Maryland, Special Tax District Bonds, Victoria Falls Project, Series 2005, 5.250%, 7/01/35	9/19 at 100.00	N/R	2,234,856
1,100	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	C	1,229,987
2,100	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	9/19 at 100.00	AA	2,136,393
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
53	0.000%, 7/01/24	No Opt. Call	N/R	46,243
90	0.000%, 7/01/27	No Opt. Call	N/R	71,216
88	0.000%, 7/01/29	7/28 at 98.64	N/R	64,732
114	0.000%, 7/01/31	7/28 at 91.88	N/R	77,285
128	0.000%, 7/01/33	7/28 at 86.06	N/R	79,173
1,093	4.500%, 7/01/34	7/25 at 100.00	N/R	1,170,013
2,050	4.550%, 7/01/40	7/28 at 100.00	N/R	2,115,989
1,000	5.000%, 7/01/58	7/28 at 100.00	N/R	1,045,160
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
1,500	4.329%, 7/01/40	7/28 at 100.00	N/R	1,528,125
3	4.536%, 7/01/53	7/28 at 100.00	N/R	3,049
50	4.784%, 7/01/58	7/28 at 100.00	N/R	51,438
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Refunding Series 2007CC:
765	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	Baa2	843,718
2,300	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA	2,623,679
1,500	Virgin Islands Public Finance Authority, Federal Highway Grant Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33, 144A	9/25 at 100.00	A	1,673,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2006, 5.000%, 10/01/27 – FGIC Insured	9/19 at 100.00	Baa2	$2,015,300
2,240	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/34 – AGM Insured, 144A	10/24 at 100.00	AA	2,514,960
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1, 5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA	1,045,495
2,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24 – AGM Insured	No Opt. Call	AA	2,179,980
100,500	Total Tax Obligation/Limited			110,525,100
	Transportation – 12.7% (8.0% of Total Investments)
60	Baltimore, Maryland, Revenue Refunding Bonds, Parking System Facilities, Series 1998A, 5.250%, 7/01/21 – FGIC Insured	No Opt. Call	A1	63,184
125	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BBB+	146,549
	Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B:
510	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A	623,016
355	5.000%, 7/01/33 (AMT)	7/28 at 100.00	A	432,667
600	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A, 5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	726,486
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A:
1,000	5.000%, 6/01/31	6/28 at 100.00	Baa3	1,238,340
1,125	5.000%, 6/01/32	6/28 at 100.00	Baa3	1,388,576
3,360	5.000%, 6/01/35	6/28 at 100.00	Baa3	4,121,779
1,500	Maryland Economic Development Corporation, Air Cargo Obligated Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019, 4.000%, 7/01/44 (AMT)	7/29 at 100.00	BBB	1,666,620
	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds Baltimore City Project, Subordinate Parking Facilities Revenue Bonds, Series 2018C:
1,250	4.000%, 6/01/48	6/28 at 100.00	BBB-	1,370,150
1,170	4.000%, 6/01/58	6/28 at 100.00	BBB-	1,208,329
3,725	Maryland Economic Development Corporation, Parking Facilities Revenue Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds, Series 2018A, 5.000%, 6/01/58	6/28 at 100.00	BBB	4,217,408
	Maryland Economic Development Corporation, Private Activity Revenue Bonds AP, Purple Line Light Rail Project, Green Bonds, Series 2016D:
2,000	5.000%, 9/30/28 (AMT)	9/26 at 100.00	BBB+	2,390,120
1,000	5.000%, 9/30/31 (AMT)	9/26 at 100.00	BBB+	1,177,200
2,200	5.000%, 3/31/41 (AMT)	9/26 at 100.00	BBB+	2,529,208
3,625	5.000%, 3/31/46 (AMT)	9/26 at 100.00	BBB+	4,136,560
2,200	5.000%, 3/31/51 (AMT)	9/26 at 100.00	BBB+	2,503,534

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001:
$1,300	5.000%, 7/01/27 – AMBAC Insured	9/19 at 100.00	N/R	$1,312,701
1,000	5.000%, 7/01/34 – AMBAC Insured	9/19 at 100.00	N/R	1,009,790
405	Maryland Health and Higher Educational Facilities Authority, Parking Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series 1996, 5.500%, 7/01/26 – AMBAC Insured	9/19 at 100.00	N/R	405,916
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc., John F Kennedy International Airport Project, Refunding Series 2016:
175	5.000%, 8/01/26 (AMT)	8/21 at 100.00	BB	185,507
680	5.000%, 8/01/31 (AMT)	8/21 at 100.00	BB	718,332
3,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	3,357,240
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC, Sixth Series 1997:
15	5.750%, 12/01/22 – NPFG Insured (AMT)	9/19 at 100.00	BBB+	15,647
70	5.750%, 12/01/25 – NPFG Insured (AMT)	9/19 at 100.00	BBB+	72,580
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%, 7/01/33	7/27 at 100.00	AA-	1,249,770
	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2017B:
1,500	5.000%, 7/01/29	7/27 at 100.00	AA-	1,909,890
3,000	5.000%, 7/01/42	7/27 at 100.00	AA-	3,662,640
1,000	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/38	7/27 at 100.00	AA-	1,230,870
38,950	Total Transportation			45,070,609
	U.S. Guaranteed – 9.8% (6.2% of Total Investments) (7)
	Baltimore, Maryland, General Obligation Bonds, Consolidated Public Improvements, Series 2011A:
1,000	5.000%, 10/15/29 (Pre-refunded 10/15/21)	10/21 at 100.00	AA	1,083,230
1,200	5.000%, 10/15/30 (Pre-refunded 10/15/21)	10/21 at 100.00	AA	1,299,876
2,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 – FGIC Insured (ETM)	No Opt. Call	AA-	2,268,640
2,875	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AA	3,422,141
5,895	Maryland Economic Development Corporation, Economic Development Revenue Bonds, Transportation Facilities Project, Series 2010A, 5.750%, 6/01/35 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	6,096,373
2,445	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Refunding Series 2010, 5.750%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	2,538,912

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Charlestown Community Issue, Series 2010:
$1,695	6.125%, 1/01/30 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	$1,805,311
5,070	6.250%, 1/01/45 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	5,408,220
2,845	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	N/R	3,352,747
4,450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins Health System Obligated Group Issue, Series 2010, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	AA-	4,571,396
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2011:
500	5.750%, 7/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	541,315
1,000	6.000%, 7/01/41 (Pre-refunded 7/01/21)	7/21 at 100.00	A+	1,087,130
1,100	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A, 5.125%, 6/01/24 – AMBAC Insured (ETM)	No Opt. Call	Aaa	1,212,651
32,075	Total U.S. Guaranteed			34,687,942
	Utilities – 1.5% (1.0% of Total Investments)
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35 (Mandatory Put 7/01/22) (4)	No Opt. Call	N/R	2,060,000
1,250	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA	1,382,737
	Guam Power Authority, Revenue Bonds, Series 2014A:
600	5.000%, 10/01/39	10/24 at 100.00	AA	686,718
575	5.000%, 10/01/44	10/24 at 100.00	AA	654,609
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/24	9/19 at 100.00	Caa2	702,625
5,155	Total Utilities			5,486,689
	Water and Sewer – 8.5% (5.4% of Total Investments)
2,480	Baltimore, Maryland, Project and Revenue Refunding Bonds, Water Projects, Series 2013B, 5.000%, 7/01/38	1/24 at 100.00	AA-	2,842,055
1,000	Baltimore, Maryland, Revenue Bonds, Storm Water Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	Aa2	1,256,790
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2011A, 5.000%, 7/01/41	7/21 at 100.00	AA	2,122,920
2,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	AA	2,513,580
	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate Series 2017A:
2,000	5.000%, 7/01/46	1/27 at 100.00	AA-	2,409,500
2,000	5.000%, 7/01/46 (UB)	1/27 at 100.00	AA-	2,409,500
490	Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series 1994A, 5.000%, 7/01/24 – FGIC Insured	No Opt. Call	AA-	525,863

NMY	Nuveen Maryland Quality Municipal Income Fund (continued)
Portfolio of Investments August 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$2,500	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2014A, 5.000%, 7/01/44	1/25 at 100.00	A+	$2,896,900
6,000	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41 (UB)	1/27 at 100.00	AA-	7,279,920
1,300	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35	7/24 at 100.00	A-	1,446,497
1,240	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40	7/27 at 100.00	A-	1,441,277
2,030	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	A-	2,249,403
245	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2016, 5.000%, 7/01/27	7/26 at 100.00	A-	291,192
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 6.000%, 7/01/47	7/22 at 100.00	N/R	532,500
25,785	Total Water and Sewer			30,217,897
$535,842	Total Long-Term Investments (cost $520,664,903)			563,155,703

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.0% (0.0% of Total Investments)
	MUNICIPAL BONDS – 0.0% (0.0% of Total Investments)
	Tax Obligation/Limited – 0.0% (0.0% of Total Investments)
$30	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Variable Rate Demand Obligations, Series 1998, 5.000%, 9/01/19 – NPFG Insured (8)	No Opt. Call	N/R	$30,000
$30	Total Short-Term Investments (cost $30,000)			30,000
	Total Investments (cost $520,694,903) – 158.8%			563,185,703
	Floating Rate Obligations – (8.0)%			(28,405,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (51.3)% (9)			(181,814,392)
	Other Assets Less Liabilities – 0.5%			1,667,224
	Net Asset Applicable to Common Shares – 100%			$354,633,535

Part F of Form N-PORT was prepared in accordance with accounting principles general accepted in teh United States of America ("U.S. GAAP") and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission ("SEC") related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund's notes to financial statements, please refer to the Fund's most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$563,155,703	$ —	$563,155,703
Short-Term Investments:
Municipal Bonds	—	30,000	—	30,000
Total	$ —	$563,185,703	$ —	$563,185,703

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(9)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 32.3%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.